Performance Management - Nomura ETF Trust II	Aug. 31, 2025
Nomura Strategic Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Strategic Income ETF performed?
Performance Narrative [Text Block]
Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Small and Mid Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Small and Mid Cap ETF performed?
Performance Narrative [Text Block]
Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911